Investee Companies and other investments (Schedule of Sale of Italian Indirect Wholly-Owned Subsidiaries) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of subsidiaries [line items]
Cash and cash equivalents	€ 66,845	€ 41,229	$ 46,663		$ 75,655	€ 44,509	€ 36,882
Trade and other receivables	9,825	9,487	10,737
Deferred tax and advance tax payment and tax provision	32	76
Fixed assets	264,095	340,065	384,886
Restricted cash	0	1,000	1,132
Right of use asset	17,209	23,367	26,447			15,401
Loans and borrowings	(198,169)	(218,895)
Lease liability		(20,129)
Total net identifiable assets	460,172	551,147	623,788	€ 551,147		310,172
Cash and cash equivalents	(66,845)	€ (41,229)	$ (46,663)		$ (75,655)	€ (44,509)	€ (36,882)
Italian indirect wholly-owned subsidiaries [Member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	4,106
Trade and other receivables	4,569
Deferred tax and advance tax payment and tax provision	2,864
Fixed assets	41,431
Restricted cash	156
Right of use asset	1,356
Trade and other payables	(2,458)
Loans and borrowings	(30,725)
Lease liability	(1,377)
Total net identifiable assets	19,922
Capital gain	18,770
Assets after capital gain	38,692
Cash and cash equivalents	(4,106)
Proceeds from sale of investments	€ 34,586